Expense Example	Oct. 31, 2025 USD ($)
AllianzIM U.S. Small Cap Buffer5 ETF | AllianzIM U.S. Small Cap Buffer5 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	237
AllianzIM U.S. Small Cap Buffer15 ETF | AllianzIM U.S. Small Cap Buffer15 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	$ 237